16. Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents
Cash at bank	$ 107,956	$ 57,869	$ 54,920
Cash on hand	27	274	473
Total cash and cash equivalent	$ 107,983	$ 58,143	$ 55,393	$ 134,574